ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 4,760		$ 4,071		$ 1,136
Other comprehensive income (loss)		(191)		(31)		217
Ownership changes		(2)		105		593
Ending balance		2,635		4,760		4,071
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(365)	[1]	(335)	[2]	(408)	[2]
Other comprehensive income (loss)		(57)	[1]	(6)	[1]	73	[2]
Ownership changes	[1]			(24)
Ending balance		(422)	[1]	(365)	[1]	(335)	[2]
Accumulated other comprehensive income (loss) | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(365)		(335)		(408)
Other comprehensive income (loss)		(57)		(6)		73
Ownership changes		0		(24)
Ending balance		(422)		(365)		(335)
Foreign currency translation | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(427)		(458)		(440)
Other comprehensive income (loss)		(120)		31		(18)
Ownership changes		0		0
Ending balance		(547)		(427)		(458)
Other | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		62		123		32
Other comprehensive income (loss)		63		(37)		91
Ownership changes		0		(24)
Ending balance		$ 125		$ 62		$ 123

[1]	See Note 20 for additional information.
[2]	See Note 20 for additional information.